Adara Smaller Companies Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Aerospace/Defense - 1.2%
AAR Corp.(a)	11,755	$834,487
Aerovironment, Inc.(a)	10,000	2,021,500
Curtiss-Wright Corp.	2,004	566,771
Hexcel Corp.	12,840	884,291
Kratos Defense & Security Solutions, Inc.(a)	91,060	1,979,644
Loar Holdings, Inc.(a)	3,307	188,400
Mercury Systems, Inc.(a)	2,290	70,876
Moog, Inc. - Class A	1,762	298,536
National Presto Industries, Inc.	615	45,805
		6,890,310

Agriculture - 0.8%
Alico, Inc.	73,180	1,959,029
Darling Ingredients, Inc.(a)	8,943	361,297
Vector Group Ltd.	9,371	102,800
Vital Farms, Inc.(a)	53,725	2,223,140
		4,646,266

Airlines - 0.3%
Alaska Air Group, Inc.(a)	5,261	221,067
Allegiant Travel Co.	10,481	557,589
SkyWest, Inc.(a)	8,137	607,590
Spirit Airlines, Inc.	32,914	120,136
		1,506,382

Apparel - 1.0%
Capri Holdings, Ltd.(a)	5,836	201,634
Crocs, Inc.(a)	8,873	1,380,994
Hanesbrands, Inc.(a)	26,344	134,881
Kontoor Brands, Inc.	4,168	305,681
Lakeland Industries, Inc.	147,780	2,723,585
Levi Strauss & Co. - Class A	34,134	819,557
Skechers USA, Inc. - Class A(a)	3,666	261,826
		5,828,158

Auto Manufacturers - 0.8%
Blue Bird Corp.(a)	36,329	2,071,117
REV Group, Inc.	61,805	1,694,075
Wabash National Corp.	40,707	920,385
		4,685,577

Auto Parts & Equipment - 1.6%
Cooper-Standard Holdings, Inc.(a)	98,370	1,298,484
Dorman Products, Inc.(a)	1,368	125,815
Fox Factory Holding Corp.(a)	4,251	198,182
Gentherm, Inc.(a)	4,376	236,041
Methode Electronics, Inc.	15,665	184,534
Miller Industries, Inc.	47,420	2,883,136
Motorcar Parts of America, Inc.(a)	393,550	2,003,169
Strattec Security Corp.(a)	66,980	1,862,044
		8,791,405

Banks - 7.6%
Ameris Bancorp	2,245	112,138
Bankwell Financial Group, Inc.	43,640	1,079,654
Banner Corp.	1,733	81,156
Cadence Bank	22,282	636,151
Cambridge Bancorp	1,098	73,500
Capital Bancorp, Inc.	73,840	1,487,876
Central Pacific Financial Corp.	3,784	76,740
City Holding Co.	4,208	430,142
Civista Bancshares, Inc.	106,460	1,525,572
Colony Bankcorp, Inc.	164,697	1,989,540
Community Financial System, Inc.	1,997	90,784
ConnectOne Bancorp, Inc.	5,049	94,113
Customers Bancorp, Inc.(a)	29,284	1,326,565
Dime Community Bancshares, Inc.	1,047	19,338
Esquire Financial Holdings, Inc.	35,005	1,602,179
Farmers National Bancorp	93,820	1,146,480
First BanCorp	39,633	702,693
First Business Financial Services, Inc.	57,829	1,966,764
First Commonwealth Financial Corp.	18,699	252,623
First Financial Bancorp	24,036	536,003
First Financial Bankshares, Inc.	13,162	394,597
First Foundation, Inc.	14,483	85,739
First Hawaiian, Inc.	13,502	274,496
First Interstate BancSystem, Inc. - Class A	7,996	212,214
First Merchants Corp.	2,329	76,973
First Northwest Bancorp	83,950	912,536
Five Star Bancorp	88,850	2,036,442
Glacier Bancorp, Inc.	5,291	197,778
Heartland Financial USA, Inc.	3,173	139,485
Heritage Commerce Corp.	7,938	64,695
Hope Bancorp, Inc.	27,648	291,133
Horizon Bancorp, Inc.	125,947	1,539,072
Independent Bank Corp.	1,193	60,592
Metropolitan Bank Holding Corp.(a)	75,646	3,180,914
Midland States Bancorp, Inc.	2,458	55,846
NBT Bancorp, Inc.	1,326	49,301
Northeast Bank	58,560	3,255,350
OFG Bancorp	7,960	295,794
Old National Bancorp	10,450	178,591
Orrstown Financial Services, Inc.	77,716	2,029,165
Park National Corp.	737	101,308
Parke Bancorp, Inc.	126,461	2,052,462
Peapack-Gladstone Financial Corp.	2,621	56,876
Pinnacle Financial Partners, Inc.	9,641	766,556
Preferred Bank	1,314	98,182
Premier Financial Corp.	6,412	126,381
S&T Bancorp, Inc.	8,702	277,681
Sandy Spring Bancorp, Inc.	21,902	513,383
Seacoast Banking Corp. of Florida	36,416	861,967
Southside Bancshares, Inc.	4,513	120,994
Stellar Bancorp, Inc.	2,051	46,332
Stock Yards Bancorp, Inc.	1,084	50,785
TriCo Bancshares	3,184	121,247
Triumph Bancorp, Inc.(a)	5,631	418,383
UMB Financial Corp.	3,164	260,840
United Community Banks, Inc.	12,730	326,652
Unity Bancorp, Inc.	72,830	2,037,783
USCB Financial Holdings, Inc.	147,860	1,786,149
Veritex Holdings, Inc.	11,815	241,026
Walker & Dunlop, Inc.	1,925	184,781
Washington Trust Bancorp, Inc.	5,097	133,796
WesBanco, Inc.	6,869	189,584
West Bancorporation, Inc.	68,770	1,191,096
		42,524,968

Beverages - 0.5%
Celsius Holdings, Inc.(a)	9,321	745,494
Coca-Cola Consolidated, Inc.	279	273,710
Duckhorn Portfolio, Inc.(a)	97,190	784,323
MGP Ingredients, Inc.	931	72,264
Vita Coco Co., Inc.(a)	33,145	964,851
		2,840,642

Biotechnology - 5.1%
4D Molecular Therapeutics, Inc.(a)	3,970	95,161
ADMA Biologics, Inc.(a)	207,336	1,980,059
Aerovate Therapeutics, Inc.(a)	11,565	201,809
ANI Pharmaceuticals, Inc.(a)	5,276	342,412
Apogee Therapeutics, Inc.(a)	40,582	1,852,162
Astria Therapeutics, Inc.(a)	104,011	984,984
Autolus Therapeutics PLC - ADR(a)	48,359	202,624
Avid Bioservices, Inc.(a)	41,365	334,643
Biohaven Ltd.(a)	14,121	495,647
Biomea Fusion, Inc.(a)	32,127	337,976
CG oncology, Inc.(a)	7,728	251,778
Crinetics Pharmaceuticals, Inc.(a)	103,363	4,590,351
Cytokinetics, Inc.(a)	5,803	281,504
Day One Biopharmaceuticals, Inc.(a)	51,462	682,901
Denali Therapeutics, Inc.(a)	17,374	322,461
Edgewise Therapeutics, Inc.(a)	49,550	848,792
Halozyme Therapeutics, Inc.(a)	20,447	905,598
Ideaya Biosciences, Inc.(a)	31,608	1,155,272
Immunocore Holdings PLC - ADR(a)	9,223	451,743
Intra-Cellular Therapies, Inc.(a)	6,983	469,537
Janux Therapeutics, Inc.(a)	13,666	731,131
Keros Therapeutics, Inc.(a)	1,506	70,586
Kiniksa Pharmaceuticals Ltd. - Class A(a)	44,566	847,200
Larimar Therapeutics, Inc.(a)	49,676	397,408
Ligand Pharmaceuticals, Inc.(a)	978	83,179
Maravai LifeSciences Holdings, Inc. - Class A(a)	43,590	377,925
Mind Medicine MindMed, Inc.(a)	73,086	643,157
Myriad Genetics, Inc.(a)	2,914	66,323
Nurix Therapeutics, Inc.(a)	45,239	712,514
Nuvalent, Inc. - Class A(a)	16,605	1,089,620
OmniAb Operations, Inc.(a)(b)	370	0
OmniAb Operations, Inc.(a)(b)	370	0
Praxis Precision Medicines, Inc.(a)	11,973	568,239
Prothena Corp. PLC(a)	5,422	112,832
Roivant Sciences Ltd.(a)	33,458	346,625
Structure Therapeutics, Inc. - ADR(a)	50,786	1,736,881
Tarsus Pharmaceuticals, Inc.(a)	26,330	867,837
Vera Therapeutics, Inc.(a)	14,182	538,774
Vericel Corp.(a)	1,632	77,846
Viking Therapeutics, Inc.(a)	6,108	380,284
Xenon Pharmaceuticals, Inc.(a)	63,492	2,417,140
		28,852,915

Building Materials - 2.9%
AAON, Inc.	6,180	463,809
American Woodmark Corp.(a)	1,043	89,813
Apogee Enterprises, Inc.	7,722	501,698
Armstrong World Industries, Inc.	11,691	1,353,818
Aspen Aerogels, Inc.(a)	87,654	2,622,608
AZEK Co., Inc.(a)	16,723	802,035
Boise Cascade Co.	3,571	490,263
Gibraltar Industries, Inc.(a)	4,141	312,480
Knife River Corp.(a)	16,553	1,170,463
MDU Resources Group, Inc.	42,971	1,084,588
Modine Manufacturing Co.(a)	39,794	4,016,010
Simpson Manufacturing Co., Inc.	2,069	343,288
SPX Technologies, Inc.(a)	4,521	630,318
Summit Materials, Inc. - Class A(a)	41,503	1,603,676
UFP Industries, Inc.	8,103	968,146
		16,453,013

Chemicals - 0.4%
AdvanSix, Inc.	3,917	92,833
Balchem Corp.	1,142	175,411
Chemours Co.	9,276	230,230
Ingevity Corp.(a)	1,139	55,640
Innospec, Inc.	1,121	146,627
Koppers Holdings, Inc.	7,974	353,487
Perimeter Solutions SA(a)	31,536	239,674
Quaker Chemical Corp.	568	103,007
Rogers Corp.(a)	1,868	220,424
Sensient Technologies Corp.	1,928	149,748
Stepan Co.	2,701	235,446
		2,002,527

Coal - 0.2%
Warrior Met Coal, Inc.	19,811	1,355,667

Commercial Services - 6.6%
Acacia Research Corp.(a)	320,940	1,790,845
Adtalem Global Education, Inc.(a)	3,449	222,081
Alight, Inc. - Class A(a)	135,913	1,053,326
AMN Healthcare Services, Inc.(a)	3,294	184,266
ARC Document Solutions, Inc.	446,350	1,191,755
Arlo Technologies, Inc.(a)	195,002	2,770,979
Barrett Business Services, Inc.	30,464	4,031,606
BGSF, Inc.	165,900	1,153,005
BrightView Holdings, Inc.(a)	77,090	1,064,613
Brink's Co.	4,054	418,535
CompoSecure, Inc.	111,630	708,292
CoreCivic, Inc.(a)	175,393	2,815,058
CRA International, Inc.	8,900	1,566,133
Cross Country Healthcare, Inc.(a)	6,965	105,311
Deluxe Corp.	4,893	111,218
EVERTEC, Inc.	35,991	1,258,605
FTI Consulting, Inc.(a)	3,776	811,085
GEO Group, Inc.(a)	138,002	2,006,549
Heidrick & Struggles International, Inc.	2,031	69,623
Herc Holdings, Inc.	5,204	754,944
Insperity, Inc.	2,292	217,098
Kelly Services, Inc. - Class A	37,611	817,663
Lincoln Educational Services Corp.(a)	130,970	1,534,968
Marathon Digital Holdings, Inc.(a)	4,043	78,919
MarketAxess Holdings, Inc.	1,203	239,313
Matthews International Corp. - Class A	5,499	155,787
Moneylion, Inc.(a)	16,002	1,576,197
Perdoceo Education Corp.	10,039	225,878
Progyny, Inc.(a)	10,066	271,279
Rent-A-Center, Inc.	3,409	111,883
Repay Holdings Corp.(a)	65,231	635,350
Shift4 Payments, Inc. - Class A(a)	11,620	781,794
Strategic Education, Inc.	1,789	202,908
Stride, Inc.(a)	29,446	2,021,762
Universal Technical Institute, Inc.(a)	134,498	2,126,413
Viad Corp.(a)	42,009	1,468,215
WillScot Mobile Mini Holdings Corp.(a)	13,273	523,354
		37,076,610

Computers - 1.2%
ASGN, Inc.(a)	2,386	224,069
CACI International, Inc. - Class A(a)	1,145	486,030
Cantaloupe, Inc.(a)	9,881	70,748
ExlService Holdings, Inc.(a)	31,499	940,560
Insight Enterprises, Inc.(a)	2,176	425,408
MAXIMUS, Inc.	5,818	500,930
NCR Atleos Corp.(a)	17,186	478,286
NCR Voyix Corp.(a)	47,459	625,510
One Stop Systems, Inc.(a)	185,588	397,158
Quantum Corp.(a)	447,440	205,822
Rapid7, Inc.(a)	15,522	560,965
Rimini Street, Inc.(a)	394,110	1,012,863
Science Applications International Corp.	1,681	226,347
Varonis Systems, Inc.(a)	18,122	778,521
		6,933,217

Cosmetics/Personal Care - 0.6%
elf Beauty, Inc.(a)	11,423	2,135,073
Inter Parfums, Inc.	9,331	1,117,667
		3,252,740

Distribution/Wholesale - 1.0%
A-Mark Precious Metals, Inc.	12,720	482,597
G-III Apparel Group Ltd.(a)	19,012	571,501
Manitex International, Inc.(a)	311,230	1,929,626
MRC Global, Inc.(a)	7,000	93,030
OPENLANE, Inc.(a)	71,034	1,225,336
Pool Corp.	2,106	765,636
SiteOne Landscape Supply, Inc.(a)	2,007	310,724
WESCO International, Inc.	371	66,591
		5,445,041

Diversified Financial Services - 1.5%
B Riley Financial, Inc.	2,846	68,190
Encore Capital Group, Inc.(a)	3,458	152,982
Enova International, Inc.(a)	3,612	222,680
Evercore, Inc. - Class A	6,349	1,288,466
FTAI Aviation Ltd.	30,013	2,530,696
Houlihan Lokey, Inc.	7,661	1,036,916
Interactive Brokers Group, Inc. - Class A	3,063	385,081
Navient Corp.	6,990	105,339
Radian Group, Inc.	25,687	802,462
Silvercrest Asset Management Group, Inc. - Class A	89,226	1,363,373
Virtus Investment Partners, Inc.	807	184,472
World Acceptance Corp.(a)	2,155	276,896
		8,417,553

Electric - 0.9%
Northwestern Energy Group, Inc.	25,950	1,348,362
PNM Resources, Inc.	30,522	1,170,213
Talen Energy Corp.(a)	18,877	2,173,687
Unitil Corp.	2,272	121,529
		4,813,791

Electrical Components & Equipment - 0.5%
American Superconductor Corp.(a)	66,615	1,277,676
Encore Wire Corp.	1,278	368,997
Littelfuse, Inc.	1,079	276,871
Powell Industries, Inc.	5,874	1,056,498
		2,980,042

Electronics - 2.9%
Applied Optoelectronics, Inc.(a)	60,809	637,886
Atkore International Group, Inc.	15,621	2,376,735
Badger Meter, Inc.	2,217	427,792
Benchmark Electronics, Inc.	4,446	191,489
Brady Corp. - Class A	10,165	693,965
Camtek Ltd.	33,894	3,471,085
Celestica, Inc.(a)	8,330	465,814
Coherent Corp.(a)	3,416	194,917
Comtech Telecommunications Corp.(a)	144,150	358,934
Enovix Corp.(a)	81,852	869,268
ESCO Technologies, Inc.	1,920	209,530
Itron, Inc.(a)	4,655	500,645
Ituran Location and Control Ltd.	17,893	495,457
Kimball Electronics, Inc.(a)	119,020	2,727,938
Knowles Corp.(a)	7,352	128,807
OSI Systems, Inc.(a)	1,136	163,289
Plexus Corp.(a)	2,641	290,880
Sanmina Corp.(a)	6,648	455,654
SYNNEX Corp.	830	108,597
TTM Technologies, Inc.(a)	8,548	158,993
Vontier Corp.	29,186	1,166,856
		16,094,531

Energy-Alternate Sources - 0.2%
Array Technologies, Inc.(a)	62,291	883,286
REX American Resources Corp.(a)	2,520	125,975
		1,009,261

Engineering & Construction - 2.9%
Bowman Consulting Group Ltd.(a)	117,532	3,792,758
Comfort Systems USA, Inc.	4,006	1,311,324
Construction Partners, Inc. - Class A(a)	26,693	1,553,799
EMCOR Group, Inc.	4,741	1,842,637
Exponent, Inc.	8,612	819,173
Mistras Group, Inc.(a)	109,200	933,660
MYR Group, Inc.(a)	15,368	2,382,962
Shimmick Corp.(a)	130,980	256,721
Sterling Construction Co., Inc.(a)	20,657	2,538,126
TopBuild Corp.(a)	2,707	1,131,391
		16,562,551

Entertainment - 0.3%
Atlanta Braves Holdings, Inc. - Class A(a)	1,183	49,722
Bally's Corp.(a)	4,405	53,521
Cinemark Holdings, Inc.(a)	7,468	128,972
Monarch Casino & Resort, Inc.	3,215	215,309
Rush Street Interactive, Inc.(a)	49,635	444,233
Scientific Games Corp. - Class A(a)	6,167	588,825
		1,480,582

Environmental Control - 0.7%
CECO Environmental Corp.(a)	38,111	953,918
Montrose Environmental Group, Inc.(a)	44,357	2,085,223
PureCycle Technologies, Inc.(a)	15,408	79,968
Tetra Tech, Inc.	3,198	669,949
		3,789,058

Food - 0.9%
Hain Celestial Group, Inc.(a)	41,732	319,667
Ingles Markets, Inc. - Class A	18,831	1,377,299
J&J Snack Foods Corp.	578	94,046
John B Sanfilippo & Son, Inc.	1,789	180,385
Nomad Foods Ltd.	66,969	1,175,976
SpartanNash Co.	7,719	151,678
Sprouts Farmers Market, Inc.(a)	12,382	977,930
United Natural Foods, Inc.(a)	19,944	239,528
Weis Markets, Inc.	1,995	130,772
Whole Earth Brands, Inc.(a)	94,219	453,194
		5,100,475

Gas - 0.2%
Southwest Gas Holdings, Inc.	17,560	1,362,480

Hand/Machine Tools - 0.6%
Cadre Holdings, Inc.	29,314	962,672
Franklin Electric Co., Inc.	1,896	188,614
Hurco Cos., Inc.	73,690	1,314,630
MSA Safety, Inc.	4,693	844,740
		3,310,656

Healthcare-Products - 4.5%
ABIOMED Inc.(a)(b)	1,453	0
Adaptive Biotechnologies Corp.(a)	101,932	351,665
Albireo Pharma Inc.(a)(b)	1,908	0
Alphatec Holdings, Inc.(a)	106,222	1,031,416
Avanos Medical, Inc.(a)	2,367	47,127
Brooks Automation, Inc.(a)	2,595	131,073
CryoLife, Inc.(a)	3,328	78,541
Embecta Corp.	78,679	973,259
Envista Holdings Corp.(a)	40,855	790,953
Glaukos Corp.(a)	2,161	243,588
Haemonetics Corp.(a)	3,260	274,101
ICU Medical, Inc.(a)	1,637	174,079
Inari Medical, Inc.(a)	11,668	583,400
Inmode Ltd.(a)	20,502	392,203
Integra LifeSciences Holdings Corp.(a)	3,088	95,419
Lantheus Holdings, Inc.(a)	4,961	405,959
LeMaitre Vascular, Inc.	20,021	1,579,256
Masimo Corp.(a)	2,530	314,985
Merit Medical Systems, Inc.(a)	3,088	250,591
Omnicell, Inc.(a)	7,545	245,891
OrthoPediatrics Corp.(a)	1,874	59,181
Patterson Cos., Inc.	32,899	808,986
PROCEPT BioRobotics Corp.(a)	25,235	1,675,604
Quanterix Corp.(a)	35,738	570,736
Repligen Corp.(a)	6,998	1,043,332
RxSight, Inc.(a)	31,342	1,832,567
SI-BONE, Inc.(a)	35,702	501,613
Soleno Therapeutics, Inc.(a)	10,481	441,040
Stevanato Group SpA	28,135	571,703
Surmodics, Inc.(a)	2,311	97,201
Tandem Diabetes Care, Inc.(a)	59,657	3,056,228
TransMedics Group, Inc.(a)	31,709	4,325,108
Twist Bioscience Corp.(a)	28,073	1,176,259
Varex Imaging Corp.(a)	7,739	119,568
West Pharmaceutical Services, Inc.	2,836	939,879
		25,182,511

Healthcare-Services - 0.9%
Amedisys, Inc.(a)	2,182	198,889
Chemed Corp.	621	344,264
CorVel Corp.(a)	432	103,615
Ensign Group, Inc.	2,982	361,538
GeneDx Holdings Corp.(a)	31,318	614,146
HealthEquity, Inc.(a)	1,801	147,106
MEDNAX, Inc.(a)	16,288	119,065
ModivCare, Inc.(a)	1,894	51,744
National HealthCare Corp.	3,006	317,885
RadNet, Inc.(a)	21,797	1,278,176
Surgery Partners, Inc.(a)	37,370	1,031,412
US Physical Therapy, Inc.	2,284	234,270
		4,802,110

Home Builders - 1.0%
Cavco Industries, Inc.(a)	624	222,893
Century Communities, Inc.	18,509	1,562,345
Installed Building Products, Inc.	6,291	1,332,685
LCI Industries	2,012	221,079
LGI Homes, Inc.(a)	5,662	543,552
M/I Homes, Inc.(a)	5,874	733,780
Skyline Corp.(a)	6,855	477,176
Smith Douglas Homes Corp.(a)	17,591	453,672
Winnebago Industries, Inc.	5,231	324,584
		5,871,766

Home Furnishings - 1.0%
Arhaus, Inc.	80,766	1,519,208
Ethan Allen Interiors, Inc.	3,342	97,286
Hamilton Beach Brands Holding Co. - Class A	130,070	2,490,840
Sleep Number Corp.(a)	27,450	415,044
Universal Electronics, Inc.(a)	113,690	1,298,340
		5,820,718

Household Products/Wares - 0.1%
ACCO Brands Corp.	10,306	52,457
Central Garden & Pet Co.(a)	1,215	52,792
Central Garden & Pet Co. - Class A(a)	303	11,317
Quanex Building Products Corp.	1,957	64,503
WD-40 Co.	1,574	353,662
		534,731

Housewares - 0.4%
Lifetime Brands, Inc.	204,693	2,204,544

Insurance - 3.7%
Axis Capital Holdings Ltd.	28,540	2,108,535
Bowhead Specialty Holdings, Inc.(a)	22,415	600,722
Employers Holdings, Inc.	3,627	152,987
Genworth Financial, Inc. - Class A(a)	281,044	1,767,767
HCI Group, Inc.	22,216	2,130,070
Heritage Insurance Holdings, Inc.(a)	324,916	2,761,786
James River Group Holdings Ltd.	10,855	84,778
Mercury General Corp.	34,555	1,929,206
NMI Holdings, Inc. - Class A(a)	34,518	1,145,307
Palomar Holdings, Inc.(a)	21,706	1,841,537
RLI Corp.	1,478	215,758
Root, Inc./OH(a)	12,814	651,464
Safety Insurance Group, Inc.	1,668	129,020
Selective Insurance Group, Inc.	3,866	377,360
Skyward Specialty Insurance Group, Inc.(a)	36,869	1,375,951
Stewart Information Services Corp.	2,200	139,282
White Mountains Insurance Group Ltd.	1,937	3,500,159
		20,911,689

Internet - 2.2%
Bandwidth, Inc. - Class A(a)	3,584	72,146
Bumble, Inc. - Class A(a)	5,914	69,194
Couchbase, Inc.(a)	61,006	1,383,006
DHI Group, Inc.(a)	738,740	1,529,192
ePlus, Inc.(a)	15,095	1,129,710
EverQuote, Inc. - Class A(a)	92,033	2,198,668
Gambling.com Group Ltd.(a)	20,463	158,179
HealthStream, Inc.	2,700	73,683
Maplebear, Inc.(a)	14,634	446,044
MediaAlpha, Inc. - Class A(a)	69,663	1,238,608
Q2 Holdings, Inc.(a)	12,981	789,504
QuinStreet, Inc.(a)	71,739	1,263,324
Reddit, Inc. - Class A(a)	9,754	529,057
TripAdvisor, Inc.(a)	46,291	849,440
Yelp, Inc.(a)	20,540	759,364
		12,489,119

Investment Companies - 0.2%
Cannae Holdings, Inc.(a)	74,291	1,350,610

Iron / Steel - 0.0%(c)
Radius Recycling, Inc. - Class A	6,849	117,186

Iron/Steel - 0.3%
ATI, Inc.(a)	7,199	441,587
Carpenter Technology Corp.	11,908	1,320,240
		1,761,827

Leisure Time - 0.8%
Callaway Golf Co.(a)	4,678	73,211
Lindblad Expeditions Holdings, Inc.(a)	92,922	719,216
OneSpaWorld Holdings Ltd.(a)	204,172	3,174,875
Vista Outdoor, Inc.(a)	14,337	500,074
		4,467,376

Lodging - 0.1%
Boyd Gaming Corp.	4,776	254,656

Machinery-Construction & Mining - 0.5%
Argan, Inc.	15,250	1,077,107
Bloom Energy Corp. - Class A(a)	43,761	714,180
BWX Technologies, Inc.	10,922	1,006,244
		2,797,531

Machinery-Diversified - 1.5%
Albany International Corp. - Class A	1,126	98,773
Applied Industrial Technologies, Inc.	7,942	1,532,806
Chart Industries, Inc.(a)	3,219	505,480
Flowserve Corp.	24,056	1,195,583
Lindsay Corp.	7,128	818,437
Mueller Water Products, Inc. - Class A	52,535	975,050
Tennant Co.	2,414	247,821
Toro Co.	5,348	428,856
Twin Disc, Inc.	185,495	2,628,464
		8,431,270

Media - 0.2%
AMC Networks, Inc. - Class A(a)	14,043	243,506
Gray Television, Inc.	24,754	154,465
Scholastic Corp.	3,196	115,951
Sinclair, Inc.	17,962	255,060
TEGNA, Inc.	21,305	317,657
		1,086,639

Metal Fabricate/Hardware - 1.1%
Advanced Drainage Systems, Inc.	5,437	943,265
AZZ, Inc.	1,964	164,740
Mueller Industries, Inc.	11,950	703,974
NN, Inc.(a)	179,350	582,888
Northwest Pipe Co.(a)	102,890	3,651,566
Standex International Corp.	1,485	249,792
		6,296,225

Mining - 0.7%
Century Aluminum Co.(a)	18,637	341,616
Compass Minerals International, Inc.	16,040	207,879
Hudbay Minerals, Inc.	117,450	1,146,312
Uranium Energy Corp.(a)	320,066	2,285,271
		3,981,078

Miscellaneous Manufacturing - 1.3%
Axon Enterprise, Inc.(a)	5,340	1,504,118
Enpro, Inc.	4,961	760,323
Fabrinet(a)	7,396	1,771,564
Federal Signal Corp.	19,386	1,783,900
John Bean Technologies Corp.	2,493	238,156
Materion Corp.	2,877	329,071
Myers Industries, Inc.	2,441	38,568
Park Aerospace Corp.	58,707	818,375
		7,244,075

Office Furnishings - 0.0%(c)
Interface, Inc.	11,644	187,585

Office-Business Equipment - 0.0%(c)
Pitney Bowes, Inc.	13,705	74,281

Oil & Gas - 1.6%
Delek US Holdings, Inc.	54,630	1,390,880
Evolution Petroleum Corp.	60,009	345,052
Gulfport Energy Corp.(a)	8,346	1,350,466
Helmerich & Payne, Inc.	4,567	173,820
Patterson-UTI Energy, Inc.	112,890	1,244,048
PBF Energy, Inc. - Class A	5,245	243,001
Range Resources Corp.	29,237	1,079,138
SM Energy Co.	36,792	1,855,420
Southwestern Energy Co.(a)	112,602	847,893
Talos Energy, Inc.(a)	23,929	287,387
		8,817,105

Oil & Gas Services - 2.4%
Atlas Energy Solutions, Inc.	56,170	1,360,437
Bristow Group, Inc.(a)	7,969	286,167
DMC Global, Inc.(a)	118,950	1,545,161
DNOW, Inc.(a)	55,067	803,428
Helix Energy Solutions Group, Inc.(a)	41,891	482,165
Natural Gas Services Group, Inc.(a)	172,070	3,744,243
Oceaneering International, Inc.(a)	35,309	836,117
Profire Energy, Inc.(a)	560,780	863,601
TechnipFMC PLC	41,800	1,094,742
Tidewater, Inc.(a)	23,556	2,434,042
		13,450,103

Packaging & Containers - 0.3%
Clearwater Paper Corp.(a)	2,737	145,444
O-I Glass, Inc.(a)	6,528	82,840
Ranpak Holdings Corp.(a)	58,129	362,725
TriMas Corp.	35,375	941,683
		1,532,692

Pharmaceuticals - 2.0%
Amphastar Pharmaceuticals, Inc.(a)	6,771	286,616
Avadel Pharmaceuticals PLC(a)	34,030	542,779
BellRing Brands, Inc.(a)	3,111	180,967
Centessa Pharmaceuticals PLC - ADR(a)	84,356	727,992
Collegium Pharmaceutical, Inc.(a)	2,619	86,794
Corcept Therapeutics, Inc.(a)	3,332	100,526
Herbalife Ltd.(a)	9,455	97,387
KalVista Pharmaceuticals Inc.(a)	39,035	455,538
Longboard Pharmaceuticals, Inc.(a)	14,027	264,690
Madrigal Pharmaceuticals, Inc.(a)	334	78,877
MERUS NV(a)	30,229	1,609,392
Morphic Holding, Inc.(a)	4,219	128,131
Option Care Health, Inc.(a)	12,753	380,294
Organon & Co.	24,924	531,629
Owens & Minor, Inc.(a)	3,772	65,746
Prestige Brands Holdings, Inc.(a)	3,474	223,413
Protagonist Therapeutics, Inc.(a)	24,673	694,545
Rhythm Pharmaceuticals, Inc.(a)	57,988	2,069,012
Vaxcyte, Inc.(a)	41,786	2,936,302
		11,460,630

Private Equity - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,522	83,957
P10, Inc. - Class A	149,755	1,210,021
		1,293,978

Real Estate - 0.5%
Marcus & Millichap, Inc.	2,121	68,572
McGrath RentCorp	21,953	2,392,438
Newmark Group, Inc. - Class A	36,036	375,135
Realogy Holdings Corp.(a)	20,950	85,266
		2,921,411

REITS - 2.4%
Agree Realty Corp.	1,641	99,707
Alexander & Baldwin, Inc.	4,543	76,322
Alpine Income Property Trust, Inc.	106,224	1,665,592
American Assets Trust, Inc.	14,803	321,965
Apollo Commercial Real Estate Finance, Inc.	44,054	444,945
Blackstone Mortgage Trust, Inc. - Class A	6,106	106,489
CareTrust REIT, Inc.	7,113	181,879
Centerspace	2,329	158,978
Chatham Lodging Trust	17,141	145,013
DiamondRock Hospitality Co.	13,130	111,211
EastGroup Properties, Inc.	2,590	427,816
Getty Realty Corp.	5,173	142,827
Gladstone Commercial Corp.	10,245	147,426
Global Medical REIT, Inc.	179,420	1,666,812
Global Net Lease, Inc.	24,433	182,759
Great Ajax Corp.	202,600	686,814
Highwoods Properties, Inc.	6,502	168,857
Hudson Pacific Properties, Inc.	40,168	197,225
Kite Realty Group Trust	7,450	163,304
Lexington Realty Trust	12,112	102,952
Medical Properties Trust, Inc.	148,252	794,631
New York Mortgage Trust, Inc.	45,897	273,087
NexPoint Residential Trust, Inc.	2,074	76,054
Office Properties Income Trust	319,360	731,334
Outfront Media, Inc.	50,443	728,901
PennyMac Mortgage Investment Trust	24,404	333,847
Piedmont Office Realty Trust, Inc. - Class A	69,495	506,619
PotlatchDeltic Corp.	1,462	62,471
Ready Capital Corp.	6,588	54,680
Redwood Trust, Inc.	77,920	494,013
Regency Centers Corp.	2,758	169,341
Retail Opportunity Investments Corp.	28,261	353,828
Saul Centers, Inc.	3,903	142,030
Tanger, Inc.	33,410	927,128
TPG RE Finance Trust, Inc.	8,617	73,934
Two Harbors Investment Corp.	22,257	286,002
Whitestone REIT	14,111	184,007
		13,390,800

Retail - 7.2%
Abercrombie & Fitch Co. - Class A(a)	10,539	1,821,877
Advance Auto Parts, Inc.	31,317	2,212,233
Asbury Automotive Group, Inc.(a)	5,714	1,343,190
BJ's Restaurants, Inc.(a)	7,047	246,927
BJ's Wholesale Club Holdings, Inc.(a)	34,158	3,008,295
Bloomin' Brands, Inc.	20,453	445,875
Boot Barn Holdings, Inc.(a)	12,989	1,544,782
Buckle, Inc.	2,951	113,732
Build-A-Bear Workshop, Inc.	134,110	3,630,358
Casey's General Stores, Inc.	1,888	626,401
Chuy's Holdings, Inc.(a)	3,285	87,742
Designer Brands, Inc. - Class A	5,265	52,913
Destination XL Group, Inc.(a)	493,740	1,752,777
Dine Brands Global, Inc.	1,134	44,736
Dutch Bros, Inc. - Class A(a)	22,744	804,910
First Watch Restaurant Group, Inc.(a)	22,394	440,714
FirstCash Holdings, Inc.	2,930	345,506
Five Below, Inc.(a)	3,696	510,528
Foot Locker, Inc.	10,261	284,538
Freshpet, Inc.(a)	8,949	1,173,840
Group 1 Automotive, Inc.	2,270	705,925
Guess?, Inc.	12,246	284,964
Hibbett Sports, Inc.	1,413	122,338
Kura Sushi USA, Inc. - Class A(a)	20,077	2,005,893
Leslie's, Inc.(a)	9,642	55,152
Lithia Motors, Inc.	382	96,699
MSC Industrial Direct Co., Inc. - Class A	8,422	723,450
Murphy USA, Inc.	5,145	2,257,369
Nu Skin Enterprises, Inc. - Class A	12,883	171,988
Ollie's Bargain Outlet Holdings, Inc.(a)	12,299	1,013,807
Papa John's International, Inc.	16,783	779,738
PriceSmart, Inc.	1,079	90,798
Red Robin Gourmet Burgers, Inc.(a)	322,960	2,615,976
RH(a)	2,399	652,360
Shoe Carnival, Inc.	6,304	237,976
Signet Jewelers Ltd.	5,100	558,399
Sweetgreen, Inc. - Class A(a)	95,726	2,943,574
Texas Roadhouse, Inc.	9,203	1,589,082
Tilly's, Inc. - Class A(a)	204,870	1,182,100
Warby Parker, Inc. - Class A(a)	58,227	1,031,200
Wingstop, Inc.	1,842	679,053
Zumiez, Inc.(a)	3,290	61,786
		40,351,501

Savings & Loans - 1.1%
Axos Financial, Inc.(a)	3,461	186,444
Banc of California, Inc.	1,873	25,960
Berkshire Hills Bancorp, Inc.	17,583	390,870
Eagle Bancorp Montana, Inc.	63,570	842,303
Flushing Financial Corp.	4,361	55,472
FS Bancorp, Inc.	86,404	2,833,187
Northwest Bancshares, Inc.	5,826	63,795
OceanFirst Financial Corp.	11,427	171,976
Pacific Premier Bancorp, Inc.	8,033	178,654
Provident Financial Services, Inc.	15,571	224,222
Riverview Bancorp, Inc.	242,220	1,034,279
		6,007,162

Semiconductors - 3.2%
Advanced Energy Industries, Inc.	2,466	264,922
Aehr Test Systems(a)	33,054	380,452
Amtech Systems, Inc.(a)	251,750	1,616,235
Astera Labs, Inc.(a)	2,794	180,325
Axcelis Technologies, Inc.(a)	3,808	428,362
AXT, Inc.(a)	394,730	1,503,921
CEVA, Inc.(a)	2,534	50,477
Cirrus Logic, Inc.(a)	3,525	404,317
FormFactor, Inc.(a)	25,332	1,386,167
inTEST Corp.(a)	143,170	1,425,973
Kulicke & Soffa Industries, Inc.	6,419	293,156
Lattice Semiconductor Corp.(a)	6,939	515,151
MKS Instruments, Inc.	1,371	173,555
Monolithic Power Systems, Inc.	1,952	1,435,950
Onto Innovation, Inc.(a)	7,268	1,574,976
Photronics, Inc.(a)	7,595	207,723
Power Integrations, Inc.	19,450	1,478,395
Semtech Corp.(a)	22,663	881,364
SiTime Corp.(a)	9,528	1,160,701
SkyWater Technology, Inc.(a)	50,552	382,173
Veeco Instruments, Inc.(a)	60,850	2,473,553
		18,217,848

Software - 4.0%
ACI Worldwide, Inc.(a)	49,949	1,798,664
ACV Auctions, Inc. - Class A(a)	88,968	1,588,079
Agilysys, Inc.(a)	10,481	1,000,621
Alkami Technology, Inc.(a)	78,783	2,161,018
Appfolio, Inc. - Class A(a)	4,507	1,029,038
Asure Software, Inc.(a)	238,760	1,807,413
AvePoint, Inc.(a)	119,896	1,081,462
Blackbaud, Inc.(a)	799	62,274
BlackLine, Inc.(a)	15,415	735,604
BM Technologies, Inc.(a)	215,920	747,083
Cogent Communications Holdings, Inc.	1,297	76,808
Concentrix Corp.	830	50,904
Confluent, Inc. - Class A(a)	24,531	637,070
Consensus Cloud Solutions, Inc.(a)	4,527	85,425
CSG Systems International, Inc.	2,939	126,818
DoubleVerify Holdings, Inc.(a)	24,769	450,796
Five9, Inc.(a)	11,485	537,039
Genasys, Inc.(a)	350,770	638,401
Gitlab, Inc. - Class A(a)	8,334	393,281
Global-e Online Ltd.(a)	13,103	409,076
JFrog Ltd.(a)	20,483	658,938
LiveRamp Holdings, Inc.(a)	25,311	791,981
Monday.com Ltd.(a)	2,363	533,825
PDF Solutions, Inc.(a)	1,842	64,507
Privia Health Group, Inc.(a)	37,439	650,315
Procore Technologies, Inc.(a)	11,309	759,173
Progress Software Corp.	5,306	268,749
PROS Holdings, Inc.(a)	25,483	751,239
SilverSun Technologies, Inc.	14,040	261,004
Smartsheet, Inc. - Class A(a)	8,618	318,866
Smith Micro Software, Inc.(a)	88,916	191,170
SPS Commerce, Inc.(a)	800	150,472
Take-Two Interactive Software, Inc.(a)	3,504	561,901
Vertex, Inc. - Class A(a)	25,286	835,702
Weave Communications, Inc.(a)	33,857	292,863
		22,507,579

Telecommunications - 0.8%
ATN International, Inc.	3,049	74,213
Calix, Inc.(a)	22,989	820,707
Credo Technology Group Holding Ltd.(a)	83,421	2,174,785
IDT Corp. - Class B	3,111	126,089
InterDigital, Inc.	869	98,953
Iridium Communications, Inc.	9,628	289,899
Lumen Technologies, Inc.(a)	51,517	66,457
NetGear, Inc.(a)	7,443	102,788
Shenandoah Telecommunications Co.	4,487	84,400
Telephone & Data Systems, Inc.	10,347	205,802
United States Cellular Corp.(a)	8,331	462,037
Viasat, Inc.(a)	4,268	72,087
Viavi Solutions, Inc.(a)	23,640	177,773
		4,755,990

Textiles - 0.4%
UniFirst Corp.	12,950	2,053,870

Toys/Games/Hobbies - 0.1%
Funko, Inc. - Class A(a)	7,565	68,388
JAKKS Pacific, Inc.(a)	38,690	718,473
		786,861

Transportation - 1.0%
Air Transport Services Group, Inc.(a)	99,798	1,347,273
ArcBest Corp.	7,779	820,840
Knight-Swift Transportation Holdings, Inc.	1,873	90,372
Marten Transport Ltd.	7,327	129,688
PAM Transportation Services, Inc.(a)	41,286	686,173
Saia, Inc.(a)	4,008	1,641,196
Scorpio Tankers, Inc.	4,242	348,141
World Kinect Corp.	20,029	527,564
		5,591,247

Trucking & Leasing - 0.2%
Greenbrier Cos., Inc.	19,968	1,103,232

Water - 0.0%(c)
American States Water Co.	1,758	129,371
California Water Service Group	1,969	98,234
		227,605
TOTAL COMMON STOCKS (Cost $353,854,243)		514,343,559

SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(d)	47,598,687	47,598,687
TOTAL SHORT-TERM INVESTMENTS (Cost $47,598,687)		47,598,687

TOTAL INVESTMENTS - 99.7% (Cost $401,452,930)		$561,942,246
Other Assets in Excess of Liabilities - 0.3%		1,430,038
TOTAL NET ASSETS - 100.0%		$563,372,284

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	514,343,559	–	0	(a)	514,343,559
Money Market Funds	47,598,687	–	–		47,598,687
Total Investments	561,942,246	–	0	(a)	561,942,246

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

Refer to Schedule of Investments for industry classifications.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.